Principal activities, reorganization and reverse recapitalization, and basis of presentation	12 Months Ended
Mar. 31, 2019
Principal activities, reorganization and reverse recapitalization, and basis of presentation
Principal activities, reorganization and reverse recapitalization, and basis of presentation

1             Principal activities, reorganization and reverse recapitalization, and basis of presentation

(a)          Principal activities

Global Cord Blood Corporation (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in the provision of umbilical cord blood storage and ancillary services in the People’s Republic of China (the “PRC”). As of March 31, 2019, the Group has three operating cord blood banks, one in the Beijing municipality,  one in the Guangdong province and one in the Zhejiang province, the PRC. The Company’s shares are listed on the New York Stock Exchange (the “NYSE”).

The Group provides cord blood testing and processing services and storage services under the direction of subscribers for a cord blood processing fee and a storage fee. The Group also tests, processes and stores donated cord blood, and provides matching services to the public for a fee.

The operation of cord blood banks in the PRC is regulated by certain laws and regulations. Due to the lack of a consistent and well-developed regulatory framework, operation in the cord blood banking industry in the PRC involves significant ambiguities, uncertainties and risks. The industry is highly regulated and any unilateral changes in regulations by the authorities may have a significant adverse impact on the Group’s results of operations.

(b)          Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). This basis of accounting differs in certain material respects from that used for the preparation of the statutory books of the Company’s consolidated subsidiaries, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable in the place of domicile of the respective entities in the Group. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the statutory books of account of the Company’s consolidated subsidiaries to present them in conformity with U.S. GAAP.